Payments, by Project - 12 months ended Dec. 31, 2024 $ in Thousands, $ in Thousands		Taxes USD ($)	Taxes CAD ($)	Taxes GBP (£)	Royalties USD ($)	Royalties CAD ($)	Fees USD ($)	Fees CAD ($)	Prod. Entitlements USD ($)	Bonuses USD ($)	Dividends USD ($)	Infrastructure USD ($)	Comm. Social Resp. USD ($)	Total Payments USD ($)	Total Payments CAD ($)	Total Payments GBP (£)
Total		$ 14,299,700			$ 5,906,200		$ 347,800		$ 11,405,200	$ 2,100	$ 421,200	$ 9,500	$ 62,500	$ 32,454,200
Exxon Mobil Corp (Dodd Frank Only) [Member]
Total		11,220,200			4,105,800		296,500		7,912,400	2,100	421,200	600	62,500	24,021,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | Neuquén-Onshore-Oil & Gas [Member]
Total	[1]	1,200			29,400		1,100							31,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Victoria-Offshore-Bass Strait-Oil & Gas [Member]
Total	[2]	259,200					12,800							271,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Western Australia-Offshore-Indian Ocean-Oil & Gas [Member]
Total	[2]	22,300												22,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - AU [Member]
Total	[2]	1,043,400					3,000							1,046,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Baku-Offshore-Caspian Sea-Oil & Gas [Member]
Total	[3]	24,900												24,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Cox’s Bazar-Offshore-Bay of Bengal-Gas [Member]
Total	[3]						1,200							1,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Rio de Janeiro-Offshore-Campos Basin-Oil & Gas [Member]
Total	[4]						1,400							1,400
Exxon Mobil Corp (Dodd Frank Only) [Member] | São Paulo-Offshore-Santos Basin-Oil & Gas [Member]
Total	[4]						1,700						15,300	16,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Sergipe-Offshore-Sergipe-Alagoas Basin-Oil & Gas [Member]
Total	[4]						1,300							1,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - BR [Member]
Total	[4]	(1,100)												(1,100)
Exxon Mobil Corp (Dodd Frank Only) [Member] | Al Iskandarīyah-Offshore-Mediterranean Sea-Oil [Member]
Total	[3]						200			$ 2,100				2,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Bioko Norte-Offshore-Gulf of Guinea-Oil & Gas [Member]
Total	[5]				99,800		5,100		26,500				1,500	132,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Kríti-Offshore-Cretan Sea-Oil [Member]
Total	[6]						1,100							1,100
Exxon Mobil Corp (Dodd Frank Only) [Member] | Jawa Tengah-Onshore-Oil [Member]
Total	[7]	163,600					2,400		3,759,200			600		3,925,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Al Başrah-Onshore-Oil [Member]
Total	[8]	16,900												16,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Atyrauskaya oblast'-Offshore-Caspian Sea- Kashagan Field-Oil & Gas [Member]
Total	[9]	8,300					4,000							12,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - KZ [Member]
Total	[9]						800							800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Terengganu-Offshore-South China Sea-Oil & Gas [Member]
Total	[10]	57,300			443,000				2,267,500					2,767,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - MY [Member]
Total	[10]	271,800												271,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Nampula-Offshore-Angoche Basin-Oil&Gas [Member]
Total	[3]						14,800							14,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Akwa Ibom-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]
Total	[11]				89,700		9,300		41,500					140,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Akwa Ibom-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]
Total	[11]				357,900		136,800						100	494,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | Cross River-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]
Total	[11]												3,900	3,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Lagos-Offshore-Atlantic Ocean (Bight of Biafra)-Oil & Gas [Member]
Total	[11]	400												400
Exxon Mobil Corp (Dodd Frank Only) [Member] | Ondo-Offshore-Atlantic Ocean (Bight of Benin)-Oil & Gas [Member]
Total	[11]				249,600		15,400		233,800					498,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Rivers-Offshore-Atlantic Ocean-Oil & Gas [Member]
Total	[11]				8,800									8,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - NG [Member]
Total	[11]	1,345,000					72,500						36,100	1,453,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Hela-Onshore-Oil & Gas [Member]
Total	[12]	132,400					200							132,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | National Capital District (Port Moresby)-Onshore-Oil & Gas [Member]
Total	[12]	1,400					100							1,500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Southern Highlands-Onshore-Oil & Gas [Member]
Total	[12]	32,400					400							32,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Western-Onshore-Oil & Gas [Member]
Total	[12]						100							100
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - PNG [Member]
Total	[12]	355,700									396,900			752,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | Ad Dawḩah-Offshore-Arabian Gulf-Gas [Member]
Total	[13]												5,600	5,600
Exxon Mobil Corp (Dodd Frank Only) [Member] | Al Khawr wa adh Dhakhīrah-Offshore-Arabian Gulf-Gas [Member]
Total	[13]	158,600							1,583,900		$ 24,300			1,766,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Khon Kaen-Onshore-Gas [Member]
Total	[14]	7,600			4,200									11,900
Exxon Mobil Corp (Dodd Frank Only) [Member] | Abū Z̧aby-Offshore-Persian Gulf-Oil [Member]
Total	[3]	5,912,100			1,863,700									7,775,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Colorado-Onshore-Oil & Gas [Member]
Total	[3]				13,200									13,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Louisiana-Offshore-Gulf of Mexico-Oil & Gas [Member]
Total	[3]				154,300		3,700							158,000
Exxon Mobil Corp (Dodd Frank Only) [Member] | Louisiana-Onshore-Oil & Gas [Member]
Total	[3]				1,200									1,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Montana-Onshore-Oil & Gas [Member]
Total	[3]				10,300									10,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | New Mexico-Onshore-Oil & Gas [Member]
Total	[3]				585,500		200							585,700
Exxon Mobil Corp (Dodd Frank Only) [Member] | North Dakota-Onshore-Oil & Gas [Member]
Total	[3]				110,300									110,300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Oklahoma-Onshore-Oil & Gas [Member]
Total	[3]				300									300
Exxon Mobil Corp (Dodd Frank Only) [Member] | Texas-Offshore-Gulf of Mexico-Oil & Gas [Member]
Total	[3]				3,300		6,900							10,200
Exxon Mobil Corp (Dodd Frank Only) [Member] | Texas-Onshore-Oil & Gas [Member]
Total	[3]				500									500
Exxon Mobil Corp (Dodd Frank Only) [Member] | Wyoming-Onshore-Oil & Gas [Member]
Total	[3]				80,800									80,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Entity Level Payment - US [Member]
Total	[3]	1,406,800												1,406,800
Exxon Mobil Corp (Dodd Frank Only) [Member] | Quang Nam-Offshore-Pacific Ocean-Gas [Member]
Total	[15]												$ 200	200
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member]
Total		2,072,200			351,000		8,200		3,492,900			8,900		5,933,100
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 15 [Member]
Total		125,400					384		2,509,081					2,634,866
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 17 [Member]
Total		266,777												266,777
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 32 [Member]
Total		64,353												64,353
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 5 [Member]
Total							321							321
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block 10 [Member]
Total							1,545							1,545
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Lower Saxony [Member]
Total		10,575												10,575
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Other Germany ⁴ [Member]
Total		269,357												269,357
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Canje [Member]
Total							145							145
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | S8 [Member]
Total							2							2
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Stabroek [Member]
Total		1,236,161			348,026		4,796		$ 983,778			$ 8,915		2,581,675
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block PEL86 [Member]
Total		102					81							183
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block PEL89 [Member]
Total		102					132							233
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Block PEL95 [Member]
Total		102					529							631
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Other Netherlands [Member]
Total		99,234			2,945									102,179
ExxonMobil Luxembourg et Cie SCA (ELEC) [Member] | Global New Ops [Member]
Total							246							246
Imperial Oil Limited [Member]
Total		898,200			1,159,900		36,100							2,094,200
Imperial Oil Limited [Member] | COLD LAKE [Member]
Total			$ 30,450			$ 998,790		$ 9,460							$ 1,038,700
Imperial Oil Limited [Member] | KEARL [Member]
Total			52,230			585,810		23,640							661,680
Imperial Oil Limited [Member] | OTHER OIL SANDS [Member]
Total			1,126,500					8,100							1,134,600
Imperial Oil Limited [Member] | CONVENTIONAL AND OTHER [Member]
Total						210		8,170							8,380
Imperial Oil Limited [Member] | NORMAN WELLS [Member]
Total			5,510			1,040		120							6,670
ExxonMobil Canada Investments Company [Member]
Total		9,600			275,000		3,200							287,900
ExxonMobil Canada Investments Company [Member] | KEARL [Member]
Total								90							90
ExxonMobil Canada Investments Company [Member] | HIBERNIA [Member]
Total						203,310		480							203,790
ExxonMobil Canada Investments Company [Member] | HSE [Member]
Total						65,440		120							65,560
ExxonMobil Canada Investments Company [Member] | HEBRON [Member]
Total						108,350		1,520							109,870
ExxonMobil Canada Investments Company [Member] | CONVENTIONAL [Member]
Total			11,330			30		170							11,530
ExxonMobil Canada Investments Company [Member] | OFFSHORE ATLANTIC [Member]
Total								1,950							1,950
ExxonMobil Canada Investments Company [Member] | EXXONMOBIL CANADA INVESTMENT COMPANY [Member]
Total			$ 2,020												2,020
ExxonMobil Canada Energy [Member]
Total							0							0
ExxonMobil Canada Energy [Member] | CONVENTIONAL [Member]
Total								30							30
ExxonMobil Canada Properties [Member]
Total					$ 14,500		$ 3,800							18,300
ExxonMobil Canada Properties [Member] | KEARL [Member]
Total								780							780
ExxonMobil Canada Properties [Member] | HIBERNIA [Member]
Total						10		830							840
ExxonMobil Canada Properties [Member] | HSE [Member]
Total								220							220
ExxonMobil Canada Properties [Member] | HEBRON [Member]
Total						$ 20,890		$ 3,540							$ 24,430
Esso Exploration and Production UK Limited [Member]
Total		$ 99,500												$ 99,500
Esso Exploration and Production UK Limited [Member] | GB001 CENTRAL & NORTHERN NORTH SEA [Member]
Total | £				£ (39,832,493)												£ (39,832,493)
Esso Exploration and Production UK Limited [Member] | GB002 SOUTHERN NORTH SEA [Member]
Total | £				(1,142,780)												(1,142,780)
Esso Exploration and Production UK Limited [Member] | GB003 Esso Exploration and Production UK Limited [Member]
Total | £				£ 118,566,967												£ 118,566,967

[1]	Payments made in Argentine Peso
[2]	Payments made in Australian Dollar
[3]	Payments made in US Dollar
[4]	Payments made in Brazilian Real
[5]	Payments made in Central African Franc
[6]	Payments made in Euro
[7]	Payments made in Indonesian Rupiah and US Dollar
[8]	Payments made in Iraqi Dinar
[9]	Payments made in Kazakhstani Tenge
[10]	Payments made in Malaysian Ringgit and US Dollar
[11]	Payments made in Nigerian Naira and US Dollar
[12]	Payments made in Papua New Guinean Kina and US Dollar
[13]	Payments made in Qatari Riyal and US Dollar
[14]	Payments made in Thai Baht
[15]	Payments made in Vietnamese Dong